STOCKHOLDER RECEIVABLE (Details Narrative) - Black Bird Potentials Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholder receivable, shares	42,885	42,885
Stockholder receivable, value	$ 1,000	$ 1,000